CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) shares in Thousands, $ in Thousands	Share Capital	Reserves	Translation Difference	Valuation Adjustments	Result for the Year	Noncontrolling interests	Total
Shares outstanding at beginning of period at Dec. 31, 2015							171,838
Equity at beginning of period at Dec. 31, 2015	$ 1,288,787	$ 143,170	$ (217,104)	$ (18,435)	$ (43,268)	$ 141,823	$ 1,294,973
Comprehensive (loss) income			(319)	6,548	(338,427)	(20,186)	(352,384)
Share decrease (net effect)	(1,287,068)	1,287,068
Share issuance costs		(275)					(275)
Dividends paid		(54,988)					(54,988)
Distribution of profit (loss)		(43,268)			43,268
Other changes	76	721				3,919	4,716
Equity at end of period at Dec. 31, 2016	1,795	1,332,428	(217,423)	(11,887)	(338,427)	125,556	$ 892,042
Shares outstanding at end of period at Dec. 31, 2016							171,838
Comprehensive (loss) income			52,748	(4,912)	(678)	(3,222)	$ 43,936
Issue of share capital	1	179					180
Share-based compensation		2,405					2,405
Dividends paid to joint venture partner						(7,350)	(7,350)
Distribution of profit (loss)		(338,427)			338,427
Non-controlling interest arising on the acquisition						6,750	6,750
Other changes		(205)				1,922	(205)
Equity at end of period at Dec. 31, 2017	1,796	996,380	(164,675)	(16,799)	(678)	121,734	$ 937,758
Shares outstanding at end of period at Dec. 31, 2017							171,977
Shares issued (in shares)							139
Comprehensive (loss) income			(44,276)	5,591	43,661	(19,978)	$ (15,002)
Issue of share capital		240					240
Share-based compensation		2,798					2,798
Cash settlement of equity awards		(680)					(680)
Dividends paid to joint venture partner		(20,642)					(20,642)
Distribution of profit (loss)		(678)			678
Own shares acquired	(12)	(20,088)					$ (20,100)
Own shares acquired (in shares)							(1,153)
Non-controlling interest arising on the acquisition		(15,623)	1,585	(351)		14,389
Other changes						(890)
Equity at end of period at Dec. 31, 2018	$ 1,784	$ 941,707	$ (207,366)	$ (11,559)	$ 43,661	$ 116,145	$ 884,372
Shares outstanding at end of period at Dec. 31, 2018							170,864
Shares issued (in shares)							40